Restructuring and Relocation - HQ Relocation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve Roll Forward
Amounts expensed	$ 460,000	$ 480,000	$ 35,429,000
Headquarters relocation
Restructuring Cost and Reserve [Line Items]
Number of position expected to relocate			300
Restructuring and related cost, cost incurred to date		26,000,000
Restructuring and related costs, cost incurred to date, capital expenditures		5,000,000
Restructuring Reserve Roll Forward
Beginning balance		3,027,000	5,655,000
Amounts expensed		513,000	19,704,000
Amounts paid		(3,540,000)	(22,332,000)
Ending balance		0	3,027,000
Headquarters relocation | One-time Termination Costs
Restructuring Reserve Roll Forward
Beginning balance		2,031,000	5,303,000
Amounts expensed		(49,000)	2,527,000
Amounts paid		(1,982,000)	(5,799,000)
Ending balance		0	2,031,000
Headquarters relocation | Relocation, Recruiting, and Other Costs
Restructuring Reserve Roll Forward
Beginning balance		1,078,000	244,000
Amounts expensed		480,000	13,129,000
Amounts paid		(1,558,000)	(12,295,000)
Ending balance		0	1,078,000
Headquarters relocation | Total Exit Costs
Restructuring Reserve Roll Forward
Beginning balance		3,109,000	5,547,000
Amounts expensed		431,000	15,656,000
Amounts paid		(3,540,000)	(18,094,000)
Ending balance		0	3,109,000
Headquarters relocation | Other Relocation Costs
Restructuring Reserve Roll Forward
Beginning balance		(82,000)	108,000
Amounts expensed		82,000	4,048,000
Amounts paid		0	(4,238,000)
Ending balance		$ 0	$ (82,000)
Restructuring Plan, Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Related Costs, Expected Number Of Additional Positions Relocated From Elsewhere in the US			100